15a. INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2014 USD ($)
A. Income Taxes Details Narrative
Net operating loss carryforwards	$ 11,964,000
Net operating loss carryforwards expiration	Net operating loss expire in 2022-2033